Income Taxes (Schedule Of Components Of Income Tax Expense By Applying Weighted-Average Statutory Income Tax Rate) (Details) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Taxes [Line Items]
Pre-tax income		$ 96,594,000		$ 160,963,000		$ 160,403,000
Weighted-average statutory income tax rate		31.92%	[1]	35.20%	[1]	32.35%	[1]
Income tax expense at weighted-average statutory tax rate on pre-tax income		30,833,000		56,659,000		51,890,000
Change in valuation allowance		39,621,000		(7,660,000)		(20,962,000)
Non-deductible expenses		13,500,000		22,258,000		28,783,000
Withholding income taxes on intercompany transactions		3,121,000		3,437,000		9,038,000
Tax inflation adjustment		(20,041,000)		(10,983,000)		(3,471,000)
Expiration of tax loss carryforwards				1,017,000		1,298,000
Others		2,636,000		436,000		(333,000)
Income Tax Expense (Benefit), Total		42,722,000		46,375,000		44,603,000
Tax deductible goodwill	310,000,000
Tax deductible goodwill, amortization period	60 months
Brazil [Member]
Income Taxes [Line Items]
Tax deductible goodwill		$ (26,948,000)	[2]	$ (18,789,000)	[2]	$ (21,640,000)	[2]

[1]	Weighted-average statutory income tax rate is calculated based on the lump-sum of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.
[2]	In November 2010, the Company completed the corporate reorganization of its companies in Brazil that was commenced on December 29, 2008. Among other corporate synergies, the reorganization resulted in contribution of the shares of the Brazilian operating entities to a new holding company and generated a tax deductible goodwill amounting to $310 million. The goodwill is deductible in Brazil for income tax purposes through its amortization in a period of 60 months starting in December 2010 following the merger of the Brazilian entities. The Company did not recognize any deferred tax asset for this benefit following the exemption in ASC 740-10-25-3.e. applicable to intercompany transfers. Therefore, the tax benefit is being recognized when realized on the tax return and applied to reduce income tax expenses.